Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 28, 2017
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Goldman Sachs International Real Estate Securities Fund

Goldman Sachs Global Real Estate Securities Fund

Goldman Sachs Global Infrastructure Fund (each, a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2018 to the Summary Prospectuses, Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”), each dated April 28, 2017, each as supplemented to date

Effective immediately, the performance benchmark index for each Fund will change from gross total return to net total return to more accurately reflect the impact of international withholding taxes in each benchmark index’s return. Accordingly, each Fund’s Summary Prospectus, Prospectus and SAI are revised as follows:

The following replaces the last paragraph under the “Goldman Sachs International Real Estate Securities Fund—Summary—Principal Strategy” section in the Prospectus and the “Principal Strategy” section of the Summary Prospectus of the Goldman Sachs International Real Estate Securities Fund:

The Fund’s benchmark index is the FTSE EPRA/NAREIT Developed Ex US Real Estate Net Total Return Index.

The following is added above the last row for Class A Shares in the table under the “Goldman Sachs International Real Estate Securities Fund—Summary—Average Annual Total Return” section in the Prospectus and in the Average Annual Total Return table under the “Performance” section in the Summary Prospectus of the Goldman Sachs International Real Estate Securities Fund:

FTSE EPRA/NAREIT Developed Ex US Real Estate Net Total Return Index (reflects no deduction for fees or expenses)***	1.30%	7.91%	–0.27%	1.88%

***	Effective February 23, 2018, the Fund’s benchmark index changed from the FTSE EPRA/NAREIT Developed Ex US Real Estate Index (Gross, USD, Unhedged) to the FTSE EPRA/NAREIT Developed Ex US Real Estate Net Total Return Index to more accurately reflect the impact of international withholding taxes. The “Since Inception” performance for the FTSE EPRA/NAREIT Developed Ex US Real Estate Net Total Return Index is through July 31, 2006 (the date on which Class A, Class C and Institutional Shares commenced). Because November 30, 2007 is the inception date for Investor Shares and July 31, 2015 is the inception date for Class R6 Shares, the “Since Inception” performance for the FTSE EPRA/NAREIT Developed Ex US Real Estate Net Total Return Index with respect to these share classes is -0.76% and -2.95%, respectively.

The following replaces the last paragraph under the “Goldman Sachs Global Real Estate Securities Fund—Summary—Principal Strategy” section in the Prospectus and the “Principal Strategy” section of the Summary Prospectus of the Goldman Sachs Global Real Estate Securities Fund:

The Fund’s benchmark index is the FTSE EPRA/NAREIT Developed Index (Net Total Return, USD, Unhedged).

The following is added above the last row for each share class in the table under the “Goldman Sachs Global Real Estate Securities Fund—Summary—Average Annual Total Return” section in the Prospectus and in the Average Annual Total Return table under the “Performance” section in the Summary Prospectus of the Goldman Sachs Global Real Estate Securities Fund:

FTSE EPRA/NAREIT Developed Index (Net Total Return, USD, Unhedged; reflects no deduction for fees or expenses)**	4.24%	7.29%

**	Effective February 23, 2018, the Fund’s benchmark index changed from the FTSE EPRA/NAREIT Developed Index (Gross, USD, Unhedged) to the FTSE EPRA/NAREIT Developed Index (Net Total Return, USD, Unhedged) to more accurately reflect the impact of international withholding taxes.

The following replaces the last paragraph under the “Goldman Sachs Global Infrastructure Fund—Summary—Principal Strategy” section of the Prospectus, the “Investment Management Approach—Principal Investment Strategies—Global Infrastructure Fund” section in the Prospectus, and the “Principal Strategy” section of the Summary Prospectus of the Goldman Sachs Global Infrastructure Fund:

The Fund’s benchmark index is the Dow Jones Brookfield Global Infrastructure Net Total Return Index (USD, Unhedged).

Goldman Sachs International Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Goldman Sachs International Real Estate Securities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2018 to the Summary Prospectuses, Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”), each dated April 28, 2017, each as supplemented to date

Effective immediately, the performance benchmark index for each Fund will change from gross total return to net total return to more accurately reflect the impact of international withholding taxes in each benchmark index’s return. Accordingly, each Fund’s Summary Prospectus, Prospectus and SAI are revised as follows:

The following replaces the last paragraph under the “Goldman Sachs International Real Estate Securities Fund—Summary—Principal Strategy” section in the Prospectus and the “Principal Strategy” section of the Summary Prospectus of the Goldman Sachs International Real Estate Securities Fund:

The Fund’s benchmark index is the FTSE EPRA/NAREIT Developed Ex US Real Estate Net Total Return Index.

The following is added above the last row for Class A Shares in the table under the “Goldman Sachs International Real Estate Securities Fund—Summary—Average Annual Total Return” section in the Prospectus and in the Average Annual Total Return table under the “Performance” section in the Summary Prospectus of the Goldman Sachs International Real Estate Securities Fund:

FTSE EPRA/NAREIT Developed Ex US Real Estate Net Total Return Index (reflects no deduction for fees or expenses)***	1.30%	7.91%	–0.27%	1.88%

***	Effective February 23, 2018, the Fund’s benchmark index changed from the FTSE EPRA/NAREIT Developed Ex US Real Estate Index (Gross, USD, Unhedged) to the FTSE EPRA/NAREIT Developed Ex US Real Estate Net Total Return Index to more accurately reflect the impact of international withholding taxes. The “Since Inception” performance for the FTSE EPRA/NAREIT Developed Ex US Real Estate Net Total Return Index is through July 31, 2006 (the date on which Class A, Class C and Institutional Shares commenced). Because November 30, 2007 is the inception date for Investor Shares and July 31, 2015 is the inception date for Class R6 Shares, the “Since Inception” performance for the FTSE EPRA/NAREIT Developed Ex US Real Estate Net Total Return Index with respect to these share classes is -0.76% and -2.95%, respectively.

Goldman Sachs Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Goldman Sachs Global Real Estate Securities Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2018 to the Summary Prospectuses, Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”), each dated April 28, 2017, each as supplemented to date

Effective immediately, the performance benchmark index for each Fund will change from gross total return to net total return to more accurately reflect the impact of international withholding taxes in each benchmark index’s return. Accordingly, each Fund’s Summary Prospectus, Prospectus and SAI are revised as follows:

The following replaces the last paragraph under the “Goldman Sachs Global Real Estate Securities Fund—Summary—Principal Strategy” section in the Prospectus and the “Principal Strategy” section of the Summary Prospectus of the Goldman Sachs Global Real Estate Securities Fund:

The Fund’s benchmark index is the FTSE EPRA/NAREIT Developed Index (Net Total Return, USD, Unhedged).

The following is added above the last row for each share class in the table under the “Goldman Sachs Global Real Estate Securities Fund—Summary—Average Annual Total Return” section in the Prospectus and in the Average Annual Total Return table under the “Performance” section in the Summary Prospectus of the Goldman Sachs Global Real Estate Securities Fund:

FTSE EPRA/NAREIT Developed Index (Net Total Return, USD, Unhedged; reflects no deduction for fees or expenses)**	4.24%	7.29%

**	Effective February 23, 2018, the Fund’s benchmark index changed from the FTSE EPRA/NAREIT Developed Index (Gross, USD, Unhedged) to the FTSE EPRA/NAREIT Developed Index (Net Total Return, USD, Unhedged) to more accurately reflect the impact of international withholding taxes.

Goldman Sachs Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst1_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Goldman Sachs Global Infrastructure Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 23, 2018 to the Summary Prospectuses, Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”), each dated April 28, 2017, each as supplemented to date

Effective immediately, the performance benchmark index for each Fund will change from gross total return to net total return to more accurately reflect the impact of international withholding taxes in each benchmark index’s return. Accordingly, each Fund’s Summary Prospectus, Prospectus and SAI are revised as follows:

The following replaces the last paragraph under the “Goldman Sachs Global Infrastructure Fund—Summary—Principal Strategy” section of the Prospectus, the “Investment Management Approach—Principal Investment Strategies—Global Infrastructure Fund” section in the Prospectus, and the “Principal Strategy” section of the Summary Prospectus of the Goldman Sachs Global Infrastructure Fund:

The Fund’s benchmark index is the Dow Jones Brookfield Global Infrastructure Net Total Return Index (USD, Unhedged).